Condensed Consolidating Financial Information (Income Statements) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net Revenues	$ 595,088	$ 591,542	$ 604,124	$ 610,065	$ 558,649	$ 535,173	$ 548,784	$ 556,653	$ 2,400,819	$ 2,199,259	$ 2,214,831
Costs and Expenses
Operating									1,263,921	1,186,985	1,205,589
Selling, general and administrative									362,037	322,259	322,672
Maintenance and utilities									109,462	100,020	104,548
Depreciation and amortization									217,522	196,226	207,118
Corporate expense									88,148	72,668	76,941
Project development, preopening and writedowns									14,454	22,107	6,907
Impairments of assets									(426)	38,302	18,565
Other operating charges, net									1,900	284	907
Intercompany expenses									0	0	0
Total operating costs and expenses									2,057,018	1,938,851	1,943,247
Equity in earnings (losses) of subsidiaries									0	0	0
Operating income	80,477	78,940	89,554	94,830	29,726	67,881	80,439	82,362	343,801	260,408	271,584
Other expense (income)
Interest expense, net									171,290	209,731	222,732
Loss on early extinguishments and modifications of debt									1,582	42,364	40,733
Other, net									(184)	545	3,676
Total other expense, net									172,688	252,640	267,141
Income (loss) from continuing operations before income taxes									171,113	7,768	4,443
Income tax (provision) benefit									3,115	(199,933)	(6,625)
Income from continuing operations, net of tax	82,073	23,157	27,692	35,076	10,581	164,197	11,257	21,666	167,998	207,701	11,068
Income from discontinued operations, net of tax	0	0	21,017	375	1,478	180,707	18,715	11,630	21,392	212,530	36,539
Net income									189,390	420,231	47,607
Net Income (Loss) Attributable to Parent	$ 82,073	$ 23,157	$ 48,709	$ 35,451	$ 12,059	$ 344,904	$ 29,972	$ 33,296	189,390	420,231	47,607
Comprehensive income									189,823	419,932	47,344
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net Revenues									2,377,514	2,176,788	2,194,440
Costs and Expenses
Operating									1,225,765	1,148,170	1,165,834
Selling, general and administrative									354,423	265,735	267,913
Maintenance and utilities									108,092	98,741	103,086
Depreciation and amortization									201,401	183,531	196,865
Corporate expense									1,140	1,738	1,781
Project development, preopening and writedowns									2,912	(3,292)	2,351
Impairments of assets									1	36,862	17,500
Other operating charges, net									1,175	103	308
Intercompany expenses									(91,411)	(140,671)	(140,971)
Total operating costs and expenses									1,986,320	1,872,259	1,896,609
Equity in earnings (losses) of subsidiaries									(1,374)	(2,039)	(2,204)
Operating income									389,820	302,490	295,627
Other expense (income)
Interest expense, net									1,275	51,783	96,818
Loss on early extinguishments and modifications of debt									0	14,008	9,904
Other, net									(98)	617	2,959
Total other expense, net									1,177	66,408	109,681
Income (loss) from continuing operations before income taxes									388,643	236,082	185,946
Income tax (provision) benefit									73,426	(12,852)	16,098
Income from continuing operations, net of tax									315,217	248,934	169,848
Income from discontinued operations, net of tax									21,392	212,530	36,539
Net income									336,609	461,464	206,387
Comprehensive income									337,042	461,165	206,124
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net Revenues									73,292	121,939	121,541
Costs and Expenses
Operating									0	1,200	1,800
Selling, general and administrative									44	49,938	48,173
Maintenance and utilities									0	0	0
Depreciation and amortization									12,041	8,767	6,179
Corporate expense									85,362	66,703	71,700
Project development, preopening and writedowns									7,806	18,079	884
Impairments of assets									600	1,440	0
Other operating charges, net									725	181	599
Intercompany expenses									(1,204)	(1,205)	(1,204)
Total operating costs and expenses									107,782	147,513	130,539
Equity in earnings (losses) of subsidiaries									330,711	445,130	190,943
Operating income									296,221	419,556	181,945
Other expense (income)
Interest expense, net									169,990	157,923	125,890
Loss on early extinguishments and modifications of debt									1,582	28,356	30,829
Other, net									(16)	1	396
Total other expense, net									171,556	186,280	157,115
Income (loss) from continuing operations before income taxes									124,665	233,276	24,830
Income tax (provision) benefit									(64,725)	(186,955)	(22,777)
Income from continuing operations, net of tax									189,390	420,231	47,607
Income from discontinued operations, net of tax									0	0	0
Net income									189,390	420,231	47,607
Comprehensive income									189,823	419,932	47,344
Non-Guarantor Subsidiaries (100% Owned)
Condensed Financial Statements, Captions [Line Items]
Net Revenues									42,670	43,867	42,459
Costs and Expenses
Operating									38,156	37,615	37,955
Selling, general and administrative									7,612	6,584	6,604
Maintenance and utilities									1,370	1,279	1,462
Depreciation and amortization									4,080	3,928	4,074
Corporate expense									1,646	4,227	3,460
Project development, preopening and writedowns									3,736	7,320	3,596
Impairments of assets									(1,027)	0	1,065
Other operating charges, net									0	0	0
Intercompany expenses									0	(1,461)	(1,416)
Total operating costs and expenses									55,573	62,414	59,632
Equity in earnings (losses) of subsidiaries									0	0	(76)
Operating income									(12,903)	(18,547)	(17,249)
Other expense (income)
Interest expense, net									25	25	24
Loss on early extinguishments and modifications of debt									0	0	0
Other, net									(70)	(73)	321
Total other expense, net									(45)	(48)	345
Income (loss) from continuing operations before income taxes									(12,858)	(18,499)	(17,594)
Income tax (provision) benefit									(5,586)	(126)	54
Income from continuing operations, net of tax									(7,272)	(18,373)	(17,648)
Income from discontinued operations, net of tax									0	0	0
Net income									(7,272)	(18,373)	(17,648)
Comprehensive income									(7,272)	(18,373)	(17,648)
Non-Guarantor Subsidiaries (Not 100% Owned)
Condensed Financial Statements, Captions [Line Items]
Net Revenues									0	0	0
Costs and Expenses
Operating									0	0	0
Selling, general and administrative									0	0	0
Maintenance and utilities									0	0	0
Depreciation and amortization									0	0	0
Corporate expense									0	0	0
Project development, preopening and writedowns									0	0	76
Impairments of assets									0	0	0
Other operating charges, net									0	0	0
Intercompany expenses									0	0	0
Total operating costs and expenses									0	0	76
Equity in earnings (losses) of subsidiaries									0	0	0
Operating income									0	0	(76)
Other expense (income)
Interest expense, net									0	0	0
Loss on early extinguishments and modifications of debt									0	0	0
Other, net									0	0	0
Total other expense, net									0	0	0
Income (loss) from continuing operations before income taxes									0	0	(76)
Income tax (provision) benefit									0	0	0
Income from continuing operations, net of tax									0	0	(76)
Income from discontinued operations, net of tax									0	0	0
Net income									0	0	(76)
Comprehensive income									0	0	(76)
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net Revenues									(92,657)	(143,335)	(143,609)
Costs and Expenses
Operating									0	0	0
Selling, general and administrative									(42)	2	(18)
Maintenance and utilities									0	0	0
Depreciation and amortization									0	0	0
Corporate expense									0	0	0
Project development, preopening and writedowns									0	0	0
Impairments of assets									0	0	0
Other operating charges, net									0	0	0
Intercompany expenses									92,615	143,337	143,591
Total operating costs and expenses									(92,657)	(143,335)	(143,609)
Equity in earnings (losses) of subsidiaries									(329,337)	(443,091)	(188,663)
Operating income									(329,337)	(443,091)	(188,663)
Other expense (income)
Interest expense, net									0	0	0
Loss on early extinguishments and modifications of debt									0	0	0
Other, net									0	0	0
Total other expense, net									0	0	0
Income (loss) from continuing operations before income taxes									(329,337)	(443,091)	(188,663)
Income tax (provision) benefit									0	0	0
Income from continuing operations, net of tax									(329,337)	(443,091)	(188,663)
Income from discontinued operations, net of tax									0	0	0
Net income									(329,337)	(443,091)	(188,663)
Comprehensive income									$ (329,770)	$ (442,792)	$ (188,400)